Common and Stock-Based Compensation - Schedule of Conversions of Stock (Detail)	9 Months Ended
Dec. 25, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	164,431,726
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	156,155,403
Common Class L
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	8,276,323
Shares Of Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	163,971,977
Shares Of Common Stock [Member] | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	156,155,403
Shares Of Common Stock [Member] | Common Class L
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	7,816,574
Shares Of Unvested Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	459,749
Shares Of Unvested Restricted Common Stock [Member] | Common Class L
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares)	459,749